Accounts Receivable - Summary of Accounts Receivable, Net (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Accounts Receivable Net [Abstract]
Accounts receivable	[1]	₨ 5,362	$ 73.3	₨ 4,702
Less: Allowance for doubtful accounts/ credit losses		(475)	(6.5)	(246)	$ (3.4)	₨ (40)
Total		₨ 4,887	$ 66.8	₨ 4,456

[1]	Includes INR 1,394 million and INR 1,558 million (US$ 21.3 million) of unbilled receivables for the year ended March 31, 2020 and 2021, respectively.